CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Total shareholders' equity attributable to DouYu CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Opening balance at Dec. 31, 2021	¥ 23,043	¥ (802,249,761)	¥ 10,618,537,927	¥ (3,445,102,409)	¥ (112,621,676)	¥ 6,258,587,124	¥ 988	¥ 6,258,588,112
Opening balance (in shares) at Dec. 31, 2021 | shares	34,136,627
Treasury shares, beginning balance (in shares) at Dec. 31, 2021 | shares		(1,755,803)
Repurchase of ordinary shares (Note 12)		¥ (108,967,252)				(108,967,252)		(108,967,252)
Repurchase of ordinary shares (Note 12) (in shares) | shares		(804,758)
Additional capital contribution in DouYu Japan (Note 13)			(14,992,166)			(14,992,166)	14,992,166
Net (loss) income				(75,422,408)		(75,422,408)	(14,992,189)	(90,414,597)
Share-based compensation			66,741,438			66,741,438		66,741,438
Vesting of restricted share units	¥ 293		(293)
Vesting of restricted share units (in shares) | shares	401,599
Foreign currency translation adjustments					434,612,446	434,612,446		434,612,446
Ending balance at Dec. 31, 2022	¥ 23,336	¥ (911,217,013)	10,670,286,906	(3,520,524,817)	321,990,770	6,560,559,182	965	6,560,560,147
Ending balance (in shares) at Dec. 31, 2022 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2022 | shares		(2,560,561)
Net (loss) income				35,517,634		35,517,634		35,517,634
Foreign currency translation adjustments					93,256,170	93,256,170		93,256,170
NCI derecognized due to cancellation of one subsidiary							¥ (965)	(965)
Ending balance at Dec. 31, 2023	¥ 23,336	¥ (911,217,013)	10,670,286,906	(3,485,007,183)	415,246,940	6,689,332,986		¥ 6,689,332,986
Ending balance (in shares) at Dec. 31, 2023 | shares	34,538,226
Treasury shares, ending balance (in shares) at Dec. 31, 2023 | shares		(2,560,561)						(2,560,561)	(2,560,561)
Repurchase of ordinary shares (Note 12)		¥ (143,109,040)				(143,109,040)		¥ (143,109,040)
Repurchase of ordinary shares (Note 12) (in shares) | shares		(1,798,806)
Net (loss) income				(306,810,286)		(306,810,286)		(306,810,286)	$ (42,032,837)
Foreign currency translation adjustments					72,141,058	72,141,058		72,141,058	$ 9,883,284
Dividend to shareholders			(2,101,465,492)			(2,101,465,492)		(2,101,465,492)
Cancellation of shares	¥ (2,976)	¥ 1,054,326,053	(1,054,323,077)					¥ 0
Cancellation of shares (in shares) | shares	(4,359,367)	4,359,367						(4,400,000)	(4,400,000)
Ending balance at Dec. 31, 2024	¥ 20,360		¥ 7,514,498,337	¥ (3,791,817,469)	¥ 487,387,998	¥ 4,210,089,226		¥ 4,210,089,226	$ 576,779,857
Ending balance (in shares) at Dec. 31, 2024 | shares	30,178,859
Treasury shares, ending balance (in shares) at Dec. 31, 2024 | shares								0	0